Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 11,364	$ 0		$ 380	$ 12,163
Additions to right-of-use assets	3,803
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,968	$ 0	$ 0
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	6,845
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	2,728
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,916
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	821
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	2,603
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 419